Loans - Impaired Nonaccrual Loans Information And Interest Income Recognized On Nonaccrual Loans (Detail) - JPY (¥) ¥ in Billions		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	[1]	¥ 748		¥ 1,003
Nonaccrual loans without an allowance	[1]	54		58
Total nonaccrual loans	[1]	801		1,062
Interest income recognized	[2]	8	¥ 9
Domestic
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	[1]	670		911
Nonaccrual loans without an allowance	[1]	53		54
Total nonaccrual loans	[1]	723		965
Interest income recognized	[2]	6	8
Domestic | Retail | Housing Loan
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	[1]	18		18
Nonaccrual loans without an allowance	[1]	12		12
Total nonaccrual loans	[1]	29		30
Interest income recognized	[2]	0	0
Domestic | Retail | Other
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	[1]	25		26
Nonaccrual loans without an allowance	[1]	17		17
Total nonaccrual loans	[1]	41		43
Interest income recognized	[2]	0	0
Domestic | Large companies | Corporate
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	[1]	550		788
Nonaccrual loans without an allowance	[1]	15		12
Total nonaccrual loans	[1]	564		800
Interest income recognized	[2]	5	6
Domestic | Small and medium sized companies | Corporate
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	[1]	78		79
Nonaccrual loans without an allowance	[1]	9		13
Total nonaccrual loans	[1]	87		92
Interest income recognized	[2]	1	1
Foreign
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	[1],[3]	78		92
Nonaccrual loans without an allowance	[1],[3]	1		4
Total nonaccrual loans	[1],[3]	79		¥ 96
Interest income recognized	[2],[3]	¥ 2	¥ 2

[1]	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status is consistent with the Group’s definition of nonaccrual loans.
[2]	Amounts represent the amount of interest income on nonaccrual loans recognized on a cash basis and included in Interest income on loans in the consolidated statements of income.
[3]	The majority of total foreign consist of corporate.